ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	9.80%
Inventory write-down	$ 62.2	$ 55.5
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	$ 613.4	$ 643.9